Annual Total Returns (Vanguard Global Equity Fund - Investor Shares Retail) (Vanguard Global Equity Fund, Vanguard Global Equity Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Annual Total Return
2013	27.65%
2012	19.52%
2011	(8.90%)
2010	16.04%
2009	32.98%
2008	(46.66%)
2007	11.67%
2006	23.59%
2005	11.77%
2004	20.09%